Retirement Benefit Obligations - Schedule of Change in Projected Benefit Obligation, Change in Fair Value of Plan Assets and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of the year	$ 946	$ 1,083
Service cost	1	1	$ 1
Interest cost	49	40	25
Benefits paid	(64)	(70)
Settlements	(54)	(5)
Actuarial gain	0	(127)
Foreign exchange rate changes	(4)	24
Projected benefit obligation, end of the year	874	946	1,083
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	933	1,051
Actual return on plan assets	45	(92)
Employer contributions	23	14
Benefits paid	(57)	(63)
Settlements	(54)	(5)
Foreign exchange rate changes	(4)	28
Fair value of plan assets, end of the year	886	933	1,051
Funded status	$ 12	$ (13)
Defined benefit plan, net periodic benefit cost (credit), interest cost, statement of income or comprehensive income [extensible enumeration]	Other, net	Other, net
Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of the year	$ 59	$ 68
Service cost	0	0	0
Interest cost	3	2	1
Benefits paid	(7)	(7)
Settlements	0	0
Actuarial gain	1	(4)
Foreign exchange rate changes	0	0
Projected benefit obligation, end of the year	56	59	68
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefits paid	0	0
Settlements	0	0
Foreign exchange rate changes	0	0
Fair value of plan assets, end of the year	0	0	0
Funded status	(56)	(59)
Domestic Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of the year	241	260
Service cost	0	0	0
Interest cost	13	11	7
Benefits paid	(22)	(21)
Settlements	0	0
Actuarial gain	(4)	(9)
Foreign exchange rate changes	0	0
Projected benefit obligation, end of the year	228	241	260
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	204	220
Actual return on plan assets	6	5
Employer contributions	12	0
Benefits paid	(22)	(21)
Settlements	0	0
Foreign exchange rate changes	0	0
Fair value of plan assets, end of the year	200	204	220
Funded status	(28)	(37)
Foreign Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of the year	646	755
Service cost	1	1	1
Interest cost	33	27	17
Benefits paid	(35)	(42)
Settlements	(54)	(5)
Actuarial gain	3	(114)
Foreign exchange rate changes	(4)	24
Projected benefit obligation, end of the year	590	646	755
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	729	831
Actual return on plan assets	39	(97)
Employer contributions	11	14
Benefits paid	(35)	(42)
Settlements	(54)	(5)
Foreign exchange rate changes	(4)	28
Fair value of plan assets, end of the year	686	729	$ 831
Funded status	$ 96	$ 83